CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 817,395	$ 111,983	¥ 836,888
Restricted cash			21,248
Short-term investments	539,130	73,861	1,218,481
Accounts receivable, net	214,558	29,394	198,851
Inventories, net	386,054	52,889	352,090
Prepayments and other current assets	381,404	52,252	303,841
Total current assets	2,347,654	321,627	2,951,599
Non-current assets
Investments	664,579	91,047	618,752
Property and equipment, net	74,373	10,189	64,878
Goodwill, net	155,029	21,239	556,567
Intangible assets, net	559,708	76,680	671,396
Deferred tax assets	1,381	189	1,375
Right-of-use assets, net	147,501	20,208	114,348
Other non-current assets	20,642	2,828	27,100
Total non-current assets	1,623,213	222,380	2,054,416
Total assets	3,970,867	544,007	5,006,015
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB7,645 and RMB3,481 as of December 31, 2023 and 2024, respectively)	72,090	9,876	105,691
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB26,810 and RMB11,063 as of December 31, 2023 and 2024, respectively)	19,574	2,682	41,579
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB8,646 and RMB6,639 as of December 31, 2023 and 2024, respectively)	460,143	63,039	391,217
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2023 and 2024)	20,088	2,752	17,946
Lease liabilities due within one year	39,409	5,399	45,464
Total current liabilities	640,188	87,705	611,328
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and RMB10,628 as of December 31, 2023 and 2024, respectively)	103,306	14,153	111,591
Deferred income-non current	14,832	2,032	30,556
Lease liabilities	109,526	15,005	67,767
Total non-current liabilities	227,664	31,190	209,914
Total liabilities	867,852	118,895	821,242
Commitments and contingencies
Redeemable non-controlling interests	50,984	6,985	51,466
Shareholders' equity
Ordinary Shares	173	24	173
Treasury shares	(1,276,330)	(174,856)	(864,568)
Additional paid-in capital	12,273,767	1,681,499	12,260,208
Statutory reserves	28,147	3,856	24,177
Accumulated deficit	(8,057,297)	(1,103,845)	(7,345,153)
Accumulated other comprehensive income	86,866	11,900	60,200
Total Yatsen Holding Limited shareholders' equity	3,055,326	418,578	4,135,037
Non-controlling interests	(3,295)	(451)	(1,730)
Total shareholders' equity	3,052,031	418,127	4,133,307
Total liabilities, redeemable non-controlling interests and shareholders' equity	3,970,867	544,007	5,006,015
Related Party
Current assets
Amounts due from related parties	9,113	1,248	20,200
Current liabilities
Amounts due to related parties	¥ 28,884	$ 3,957	¥ 9,431